Related Party Disclosures (Details) - 2020 Notes - Convertible Notes - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes	$ 8,500
Stated interest rate (percent)	5.00%
Affiliated Entity
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes		$ 8,500
Stated interest rate (percent)		5.00%
DCM VI, L.P. | Affiliated Entity
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes		$ 400,000
Lux Co-Invest Opportunities, L.P. | Affiliated Entity
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes		2,000
QUALCOMM Ventures LLC | Affiliated Entity
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes		$ 1,000,000